AMOUNTS RECEIVABLE AND OTHER ASSETS (Details)	Jul. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022 CAD ($)	Jul. 31, 2022 USD ($)
Sales tax receivable	$ 4,030		$ 17,865
Prepaid insurance	791		791
Reclamation deposit	19,100		0
Total amount receivable and other assets	$ 23,921	$ 23,921	$ 18,656	$ 18,656